October 1, 2015

Keith O’Connell, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Corporate Income Fund, Inc.

 File Nos.: 033-62275/811-07353

 T. Rowe Price Credit Opportunities Fund, Inc.

  T. Rowe Price Credit Opportunities Fund—Advisor Class

 File Nos.: 333-194114/811-22939

 T. Rowe Price Floating Rate Fund, Inc.

  T. Rowe Price Floating Rate Fund—Advisor Class

 File Nos.: 333-174605/811-22557

 T. Rowe Price Global Multi-Sector Bond Fund, Inc.

  T. Rowe Price Global Multi-Sector Bond Fund—Advisor Class

 File Nos.: 333-154155/811-22243

 T. Rowe Price GNMA Fund

 File Nos.: 033-01041/811-4441

 T. Rowe Price High Yield Fund, Inc.

  T. Rowe Price High Yield Fund—Advisor Class

  T. Rowe Price High Yield Fund—I Class

 File Nos.: 002-93707/811-4119

 T. Rowe Price Inflation Protected Bond Fund, Inc.

 File Nos.: 333-99241/811-21185

 T. Rowe Price Institutional Income Funds, Inc.

  T. Rowe Price Institutional Core Plus Fund

  T. Rowe Price Institutional Core Plus Fund—F Class

  T. Rowe Price Institutional Credit Opportunities Fund

  T. Rowe Price Institutional Floating Rate Fund

  T. Rowe Price Institutional Floating Rate Fund—F Class

  T. Rowe Price Institutional Global Multi-Sector Bond Fund

  T. Rowe Price Institutional High Yield Fund

  T. Rowe Price Institutional Long Duration Credit Fund

 File Nos.: 333-84634/811-21055

 T. Rowe Price New Income Fund, Inc.

  T. Rowe Price New Income Fund—Advisor Class

  T. Rowe Price New Income Fund—I Class

  T. Rowe Price New Income Fund—R Class

 File Nos.: 002-48848/811-2396

 T. Rowe Price Personal Strategy Funds, Inc.

  T. Rowe Price Personal Strategy Balanced Fund

  T. Rowe Price Personal Strategy Growth Fund

  T. Rowe Price Personal Strategy Income Fund

 File Nos.: 033-53675/811-07173

 T. Rowe Price Prime Reserve Fund, Inc.

 File Nos.: 002-54926/811-2603

 T. Rowe Price Short-Term Bond Fund, Inc.

  T. Rowe Price Short-Term Bond Fund—Advisor Class

  T. Rowe Price Ultra Short-Term Bond Fund

 File Nos.: 002-87568/811-3894

 T. Rowe Price U.S. Treasury Funds, Inc.

  U.S. Treasury Intermediate Fund

  U.S. Treasury Long-Term Fund

  U.S. Treasury Money Fund

 File Nos.: 033-30531/811-5860

Dear Mr. O’Connell:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the funds’ Statement of Additional Information (“SAI”) or prospectuses that were filed under Rule 485(b) on September 23, 2015.

The prospectuses and SAI went effective automatically on October 1, 2015.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Brian R. Poole at 410-345-6646.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman